Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	29.35
Maximum Aggregate Offering Price	$ 58,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,106.47
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock") of Progress Software Corporation (the "Registrant") that become issuable under the Registrant's 2008 Stock Option and Incentive Plan, as amended and restated, and the Registrant's 1991 Employee Stock Purchase Plan, as amended and restated (the "ESPP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock. (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	24.94
Maximum Aggregate Offering Price	$ 22,446,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,099.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock") of Progress Software Corporation (the "Registrant") that become issuable under the Registrant's 2008 Stock Option and Incentive Plan, as amended and restated, and the Registrant's 1991 Employee Stock Purchase Plan, as amended and restated (the "ESPP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock. (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 24, 2026 multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.